PROPERTY, PLANT AND EQUIPMENT	6 Months Ended
Jun. 30, 2022
Property, plant and equipment [abstract]
PROPERTY PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT

(US$ MILLIONS)	June 30, 2022	December 31, 2021
Gross carrying amount
Balance at beginning of period	$20,342	$18,004
Additions (cash and non-cash)	893	1,419
Dispositions	(183)	(1,173)
Acquisitions through business combinations (1)	439	2,518
Transfers and assets reclassified as held for sale	(184)	(139)
Foreign currency translation and other	(780)	(287)
Balance at end of period	$20,527	$20,342
Accumulated depreciation and impairment
Balance at beginning of period	$(5,017)	$(4,022)
Depreciation/depletion/impairment expense (2)	(682)	(1,680)
Dispositions	111	553
Transfers and assets reclassified as held for sale	114	103
Foreign currency translation and other	119	29
Balance at end of period	$(5,355)	$(5,017)
Net book value (3)	$15,172	$15,325
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(1)See Note 3 for additional information.
(2)Includes a $206 million impairment reversal related to the partnership’s natural gas production operation as a result of a change in estimate of future natural gas prices.
(3)Includes right-of-use assets of $1,443 million as at June 30, 2022 (December 31, 2021: $1,551 million).